Leases - Schedule of Other Information Related to Operating Leases (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Weighted average incremental borrowing rate	4.50%	4.50%	4.50%	4.50%
Weighted average remaining lease term	2 years 6 months	3 years 6 months	2 years 11 months 1 day	3 years 10 months 6 days
Cash paid for amounts included in the measurement of lease liabilities	$ 101	$ 100	$ 210	$ 194
RENEO PHARMACEUTICALS INC [Member]
Weighted average incremental borrowing rate	5.00%	5.00%	5.00%
Weighted average remaining lease term	2 years 3 months 18 days	3 years 8 months 12 days	3 years 9 months 18 days
Cash paid for amounts included in the measurement of lease liabilities	$ 194	$ 142	$ 500	500
Lease expense	$ 148	$ 241	$ 400	$ 500